Offerings	Apr. 14, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	1.352% Senior Notes due 2028
Amount Registered	333,036,387
Proposed Maximum Offering Price per Unit	0.999
Maximum Aggregate Offering Price	$ 332,703,350.92
Fee Rate	0.01531%
Amount of Registration Fee	$ 50,936.88
Offering Note	The U.S. dollar equivalent of the Amount Registered has been calculated using a yen/U.S. dollar exchange rate of ¥145.9300 = U.S. $1.00, as announced by the U.S. Federal Reserve Board as of April 4, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	1.593% Senior Notes due 2030
Amount Registered	133,625,710
Proposed Maximum Offering Price per Unit	0.9985
Maximum Aggregate Offering Price	$ 133,425,272.39
Fee Rate	0.01531%
Amount of Registration Fee	$ 20,427.41
Offering Note	The U.S. dollar equivalent of the Amount Registered has been calculated using a yen/U.S. dollar exchange rate of ¥145.9300 = U.S. $1.00, as announced by the U.S. Federal Reserve Board as of April 4, 2025.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	1.797% Senior Notes due 2032
Amount Registered	23,984,101
Proposed Maximum Offering Price per Unit	0.998
Maximum Aggregate Offering Price	$ 23,936,133.76
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,664.62
Offering Note	The U.S. dollar equivalent of the Amount Registered has been calculated using a yen/U.S. dollar exchange rate of ¥145.9300 = U.S. $1.00, as announced by the U.S. Federal Reserve Board as of April 4, 2025.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.090% Senior Notes due 2035
Amount Registered	62,358,665
Proposed Maximum Offering Price per Unit	0.9975
Maximum Aggregate Offering Price	$ 62,202,768.45
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,523.24
Offering Note	The U.S. dollar equivalent of the Amount Registered has been calculated using a yen/U.S. dollar exchange rate of ¥145.9300 = U.S. $1.00, as announced by the U.S. Federal Reserve Board as of April 4, 2025.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.492% Senior Notes due 2040
Amount Registered	41,115,603
Proposed Maximum Offering Price per Unit	0.996
Maximum Aggregate Offering Price	$ 40,951,140.96
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,269.62
Offering Note	The U.S. dollar equivalent of the Amount Registered has been calculated using a yen/U.S. dollar exchange rate of ¥145.9300 = U.S. $1.00, as announced by the U.S. Federal Reserve Board as of April 4, 2025.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.117% Senior Notes due 2055
Amount Registered	22,613,581
Proposed Maximum Offering Price per Unit	0.9945
Maximum Aggregate Offering Price	$ 22,489,207.15
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,443.1
Offering Note	The U.S. dollar equivalent of the Amount Registered has been calculated using a yen/U.S. dollar exchange rate of ¥145.9300 = U.S. $1.00, as announced by the U.S. Federal Reserve Board as of April 4, 2025.